NON-CONTROLLING INTERESTS - Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-Controlling Interest 1 [Abstract]
REUs and Special LP Units	$ 14,316	$ 13,795
FV LTIP Units	11	12
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	2,884	2,809
Preferred equity of subsidiaries	2,762	2,758
Non-controlling interests in subsidiaries and properties	11,516	10,455
Total interests of others in operating subsidiaries and properties	17,162	16,022
Total non-controlling interests	$ 31,489	$ 29,829